SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

(b) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(c) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

(d) Restricted cash - Restricted cash represents the amount of cash pledged as securities for the credit facilities provided by a financial institution.

(e) Accounts receivable - Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at invoiced amount. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(f) Inventories - Inventories are stated at the lower of cost determined by the first in first out method, or market value. Work-in-progress and finished goods consist of raw materials, direct labour and overheads associated with the manufacturing process. Write down of potential obsolete or slow moving inventories is recorded based on management's assumptions about future demands and market conditions.

(g) Goodwill - Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination. Goodwill is not amortized but rather tested for impairment at least annually. The Company test goodwill for impairment in March of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

(h) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight line basis over the estimated useful lives of 10 years for machinery and equipment and 2 to 5 years for other property, plant and equipment.

(i) Impairment or disposal of long-lives assets - The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow were to be less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

No impairment expenses are recognized for long-lived assets during the years ended March 31, 2013, 2014 and 2015.

(j) Concentration of credit risk - Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and loan receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality.

The risks with respect to accounts receivables and loan receivable are mitigated by credit evaluations performed on the customers or debtors and ongoing monitoring of outstanding balances. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. Accounts receivable and loan receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The accounts receivable from customers with individual balances over 10% of the accounts receivable represent 62%, 54% and 78% of the balances of accounts receivable as of March 31, 2013, 2014 and 2015, respectively. The loan receivable from a supplier represents 100% of the balance of loan receivable as of March 31, 2014 and the loan receivable was fully settled during the year ended March 31, 2015.

(k) Revenue recognition - The Group recognizes revenue from the sale of products, when all of the following conditions are met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred;
•	Price to the customer is fixed or determinable; and
•	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Group does not provide its customers with the right of return (except for quality) or price protection. There are no customer acceptance provisions associated with the Group's products. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

(l) Staff retirement plan costs - The Group's costs related to the staff retirement plans (see note 13) are charged to the consolidated statement of operations as incurred.

(m) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars ("U.S. dollars"). All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on that date. Exchange differences are recorded in the consolidated statements of operations.

The books and records of the Company's major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars or Renminbi, which are also their respective functional currencies. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income (loss).

(n) Income taxes - Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax benefits (expenses).

(o) Use of estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimate, which has had an impact on the consolidated financial statements, includes allowances for doubtful receivables.

(p) Stock-based compensation - The Group has a stock-based employee compensation plan, as be more fully described in note 14. The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee stock options and similar instruments are estimated using Black-Scholes option-pricing model.

Shares issued to consultants in exchange for consulting services are measured at the fair values of the services received, which are measured by reference to the fair value of the shares granted because fair value of consulting service received cannot be reliably measured. The fair values of the services received are recognized as expenses, with a corresponding increase in equity (additional paid-in capital), when the counterparties render services, unless the services qualify for recognition as assets.

(q) Operating leases - Leases in which substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

(r) Net income per share - Basic net income per share is computed by dividing net income attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted net income attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

(s) Comprehensive income (loss) - Comprehensive income (loss) includes net income and foreign currency translation adjustments and is presented net of tax, the amounts of $16, $(9) and $1 for the years ended March 31, 2013, 2014 and 2015, respectively.

The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements.

(t) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of March 31, 2014 and 2015. As of March 31, 2014 and 2015, the Group did not have any nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements, at least annually, on a recurring basis, nor did the Group have any assets or liabilities measured at fair value on a non-recurring basis.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amount due from an equity method investee, loan receivable, accounts payable and other liabilities approximate their fair values due to the short term nature of these instruments.

(u) Non-controlling interest - Non-controlling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income (loss) for all periods presented.

(v) Recent issued accounting standards adopted - In July 2014, Accounting Standards Update ("ASU") 2014-11 was issued because Generally Accepted Accounting Principles ("GAAP") does not include explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss, or a tax credit carryforward exists. The amendment provides explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. We anticipate there will be no effect on our financial position or results of operations when adopted.

(w) Recent issued accounting standards not yet adopted - In May 2014, the Financial Accounting Standard Board ("FASB") issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. This guidance is effective for interim and annual periods beginning on or after December 15, 2016. The company is currently evaluating the impact of the adoption of this accounting standard update on its financial statements.

In April 2015, FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which changes the presentation of debt issuance costs in the financial statements. ASU 2015-03 requires an entity to present such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs will continue to be reported as interest expense. The guidance is effective for annual reporting periods beginning after December 15, 2016, with early adoption permitted. The guidance will be applied retrospectively to each period presented. The adoption of this standard update is not expected to have any impact on the company's financial statements.